CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flow from operating activities:
Net income	$ 414,307	$ 772,783
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of plant and equipment	79,443	2,510
Non-cash lease expenses	0	9,445
Change in operating assets and liabilities:
Accounts receivable	(400,993)	(360,814)
Deposits and prepayments and other receivables	(166,346)	(445,701)
Accrued expenses and other payables	13,635	3,252
Lease liabilities	0	(9,677)
Tax payable	71,264	129,655
Net cash generated from operating activities	11,310	101,453
Cash flow from financing activities:
Advance from a director	19,302	16,500
Dividends paid	0	(186,084)
Net cash generated from (used in) financing activities	19,302	(169,584)
Effect on exchange rate change on cash and cash equivalents	(8,603)	6,765
Net change in cash and cash equivalents	22,009	(61,366)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	40,447	269,691
CASH AND CASH EQUIVALENTS, END OF PERIOD	62,456	208,325
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0
Cash paid for interest	$ 0	$ 0